                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479

                             UBS Event Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                          UBS EVENT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

                                                                REALIZED                                                  DOLLAR
                                                                  AND                                                    AMOUNT OF
                                                              UNREALIZED                                                FAIR VALUE
                                                       % OF   GAIN/(LOSS)    INITIAL                        FIRST       FOR FIRST
                                                     MEMBERS'     FROM     ACQUISITION                    AVAILABLE     AVAILABLE
      INVESTMENT FUND          COST      FAIR VALUE   CAPITAL INVESTMENTS      DATE      LIQUIDITY (a) REDEMPTION (b) REDEMPTION (b)
      ---------------      ------------ ------------ -------- -----------  ----------- --------------- -------------- --------------
DISTRESSED/CREDIT
Claren Road Credit
   Partners, L.P. (c)      $ 10,000,000 $ 11,021,285   8.12   $   298,109   7/1/2009      Quarterly
Harbinger Capital Partners
   Fund I, L.P.,
   Class L (d)                  199,468      714,590   0.53       148,090   5/1/2002         N/A
Harbinger Class PE
   Holdings (US) Trust (d)    3,685,612    2,592,010   1.91      (699,338)  5/1/2002         N/A
Marathon Distressed
   Subprime Fund, L.P. (c)    6,059,395    7,688,407   5.67     2,781,081   9/1/2007   Every 18 Months
Normandy Hill Fund, L.P.      5,000,000    4,959,822   3.65       (40,178)  7/1/2010      Quarterly
                           ------------ ------------  -----   -----------
   DISTRESSED/CREDIT
      SUBTOTAL             $ 24,944,475 $ 26,976,114  19.88%  $ 2,487,764
LONG/SHORT EQUITY
Steel Partners Japan
   Strategic Fund,
   L.P. (d)                   1,773,909    1,367,640   1.01      (239,559)  1/1/2006         N/A
The Children's Investment
   Fund, L.P.,
   Class A (c)                3,308,736    4,589,426   3.38       134,582   11/1/2005  Every 36 Months
Trian Partners, L.P. (c)     12,000,000   12,448,736   9.18     1,014,167   1/1/2008      Annually       12/31/2010      12,448,736
                           ------------ ------------  -----   -----------
   LONG/SHORT EQUITY
      SUBTOTAL             $ 17,082,645 $ 18,405,802  13.57%  $  909,190
MULTI-STRATEGY
Davidson Kempner Partners,
   L.P. (c)                   9,311,328   11,336,883   8.36       794,481   10/1/2006   Semi-Annually
OZ Domestic Partners,
   L.P. (c)                   3,205,636    6,657,655   4.91       886,900   10/1/2001     Annually
OZ Domestic Partners,
   L.P. (d)                   5,627,774    6,922,092   5.10      (448,675)  10/1/2001        N/A
                           ------------ ------------  -----   -----------
   MULTI-STRATEGY SUBTOTAL $ 18,144,738 $ 24,916,630  18.37%  $ 1,232,706
SPECIAL SITUATIONS
Brookdale International
   Partners, L.P. (c)         5,458,040   11,159,803   8.23       660,533   8/1/2005      Quarterly
Gracie Capital, L.P. (e)      2,794,662    2,566,551   1.89       303,552   1/1/2002         N/A
JANA Partners Qualified,
   L.P. (d)                     287,415       78,912   0.06             0   1/1/2006         N/A
JANA Piranha Fund,
   L.P. (d)                     350,273      332,629   0.24       (60,913)  3/1/2006         N/A
Mason Capital, L.P. (c)      10,000,000   10,359,477   7.64       359,477   1/1/2010      Annually
Pentwater Event Fund,
   L.L.C., Class E (c)        8,566,697   11,500,478   8.48     1,548,151   10/1/2007     Annually
Senator Global Opportunity
   Fund, L.P. (c)             8,000,000    8,568,151   6.31       568,151   1/1/2010      Quarterly
Seneca Capital, L.P. (d)        806,136      103,927   0.08           (82)  10/1/2001        N/A
Seneca Capital, L.P. (d)      1,502,395      507,771   0.37       195,670   10/1/2001        N/A
Seneca Capital, L.P.,
   SLV (e)                    3,613,445    3,329,143   2.45        21,836   10/1/2001        N/A
                           ------------ ------------  -----   -----------
   SPECIAL SITUATIONS
      SUBTOTAL             $ 41,379,063 $ 48,506,842  35.75%  $ 3,596,376

Other Securities                     --           --     --         3,982
Redeemed Investment Funds            --           --     --       877,465
                           ------------ ------------  -----   -----------
TOTAL                      $101,550,921 $118,805,388  87.57%  $ 9,107,483
                           ============ ============  =====   ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

                                                          UBS EVENT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2010 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the September 30, 2010 measurement date.

                                  ASSETS TABLE

                     TOTAL FAIR VALUE AT
DESCRIPTION           SEPTEMBER 30, 2010   LEVEL 1     LEVEL 2       LEVEL 3
-----------          -------------------   -------   -----------   -----------
Distressed/Credit        $ 26,976,114        $--     $18,709,692   $ 8,266,422
Long/Short Equity          18,405,802         --      17,038,162     1,367,640
Multi-Strategy             24,916,630         --      17,994,538     6,922,092
Special Situations         48,506,842         --      41,587,909     6,918,933
                         ------------        ---     -----------   -----------
TOTAL ASSETS             $118,805,388        $--     $95,330,301   $23,475,087
                         ------------        ---     -----------   -----------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                             CHANGE IN
                                                             UNREALIZED                       NET TRANSFERS IN
                       BALANCE AS OF     REALIZED GAIN /   APPRECIATION /   NET PURCHASES /   AND/OR (OUT) OF       BALANCE AS OF
DESCRIPTION          DECEMBER 31, 2009      (LOSS)          DEPRECIATION        (SALES)           LEVEL 3        SEPTEMBER 30, 2010
-----------          -----------------   ---------------   --------------   ---------------   ----------------   ------------------
Distressed/Credit       $14,524,115         $1,618,772       $  570,884       $  (758,942)      $ (7,688,407)        $ 8,266,422
Long/Short Equity        23,310,128          1,945,034         (968,200)       (5,881,160)       (17,038,162)          1,367,640
Multi-Strategy            7,665,294                 --         (448,675)               --           (294,527)          6,922,092
Special Situations       19,073,032            377,495        1,453,506        (2,484,622)       (11,500,478)          6,918,933
                        -----------         ----------       ----------       -----------       ------------         -----------
TOTAL                   $64,572,569         $3,941,301       $  607,515       $(9,124,724)      $(36,521,574)        $23,475,087
                        ===========         ==========       ==========       ===========       ============         ===========

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2010 is $(1,235,435).

The transfers out of Level 3 investments in the amount of $36,227,047 are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to September 30, 2010. The remaining net transfer out of Level 3 investments in the amount of $294,527 is due to a transfer between side pocket and liquid holdings during the period ended September 30, 2010.

                                                          UBS EVENT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

PORTFOLIO VALUATION

Investment Funds in the distressed/credit strategy are generally subject to a 45
- 180 day redemption notice period. Investment Funds representing approximately 12 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets is expected over the next 24 months. The remaining approximately 88 percent of the Investment Funds in this strategy are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $7,688,407, transferred from Level 3 to Level 2 at the measurement date.

Investment Funds in the long/short equity strategy are generally subject to a 90
- 125 day redemption notice period. An Investment Fund representing approximately 7 percent of the fair value of the investments in this strategy is in a side pocket where the liquidation of assets is expected over the next 12 months. The remaining approximately 93 percent of the Investment Funds have either initial redemption dates commencing in the future (68 percent) or are available to be redeemed with no restrictions (25 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. Two Investment Funds, with a fair value of $17,038,162, transferred from Level 3 to Level 2 at the measurement date.

Investment Funds in the multi-strategy strategy are generally subject to a 45 - 65 day redemption notice period. An Investment Fund representing approximately 28 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected over the next 24 - 36 months. The remaining approximately 72 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $294,527, transferred from Level 3 to Level 2 at the measurement date.

Investment Funds in the special situations strategy are generally subject to a 60 - 100 day redemption notice period. Investment Funds representing approximately 14 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 86 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $11,500,569, transferred from Level 3 to Level 2 at the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2010.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the June 30, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS EVENT FUND, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date November 15, 2010

* Print the name and title of each signing officer under his or her signature.